CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency translation adjustment, income tax expense (recovery)	$ 279	$ (253)	$ (299)	$ (101)